Collection Period Ended           31-Jul-2013
Principal
Note
Payment
Factor
0.00
0.000000
50,460,600.41
0.604749
0.00
1.000000
0.00
1.000000
50,460,600.41
Interest & Principal
Payment
0.00
50,569,391.22
176,250.00
74,470.83
$50,820,112.05
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
11
Collection Period (from... to)
1-Jul-2013
31-Jul-2013
Determination Date
13-Aug-2013
Record Date
14-Aug-2013
Distribution Date
15-Aug-2013
Interest Period of the Class A-1 Notes (from... to)
15-Jul-2013
15-Aug-2013           Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jul-2013
15-Aug-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
352,835,067.73
302,374,467.32
100.921201
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Total Note Balance
1,546,500,000.00
949,335,067.73
898,874,467.32
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Adjusted Pool Balance
1,594,374,327.63
1,005,138,169.20
954,677,568.79
Yield Supplement Overcollateralization Amount
56,491,714.15
34,751,077.81
33,085,489.79
Pool Balance
1,650,866,041.78
1,039,889,247.01
987,763,058.58
Amount
Percentage
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
108,790.81
0.217582
101.138782
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Total
$359,511.64
Available Funds
Distributions
Principal Collections
51,648,618.34
(1) Total Servicing Fee
866,574.37
Interest Collections
2,621,144.61
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
987.89
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
220,154.48
(3) Interest Distributable Amount Class A Notes
359,511.64
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
417.85
(6) Regular Principal Distributable Amount
50,460,600.41
Available Collections
54,491,323.17
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
54,491,323.17
(9) Excess Collections to Certificateholders
2,804,636.75
Total Distribution
54,491,323.17
Distribution Detail
Due
Paid
Shortfall
Total Servicing Fee
866,574.37
866,574.37
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
359,511.64
359,511.64
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
108,790.81
108,790.81
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
359,511.64
359,511.64
0.00
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
50,460,600.41
50,460,600.41
0.00
Aggregate Principal Distributable Amount
50,460,600.41
50,460,600.41
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
Reserve Fund Amount - Beginning Balance
3,985,935.82
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
33.86
minus Net Investment Earnings
33.86
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
60,543
Investment Earnings
Net Investment Earnings on the Reserve Fund
33.86
Net Investment Earnings on the Collection Account
383.99
Investment Earnings for the Collection Period
417.85
48,732
Principal Collections
32,692,894.14
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
18,955,724.20
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
1,039,889,247.01
477,570.09
Pool Balance end of Collection Period
987,763,058.58
47,358
Pool Factor
59.83%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.89%
Weighted Average Number of Remaining Payments
47.48
38.41
Percentage
Current
983,902,559.72
47,216
99.61%
Weighted Average Seasoning (months)
13.98
24.46
Delinquency Profile *
Amount
31-60 Days Delinquent
2,845,550.76
104
0.29%
61-90 Days Delinquent
705,038.96
29
0.07%
2,012.40
91-120 Days Delinquent
309,909.14
9
0.03%
Total
987,763,058.58
47,358
100.00%
Principal Net Losses
256,550.94
Cumulative Principal Net Losses
1,862,051.84
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
477,570.09
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.113%
Principal Recoveries
219,006.75